Federated Managed Volatility Fund II
A Portfolio of Federated Insurance Series

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Roberto Sanchez-Dahl and replace it with the following:
Ihab Salib, Senior Portfolio Manager, has been the Fund's portfolio manager since May 2013.
May 13, 2013
Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451717 (5/13)